Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Commitments

Board Member Compensation

On October 31, 2024, the Company’s Board of Directors approved the director’s compensation program, as follows:

Element	Amount
Annual equity award	$160,000
Annual board cash retainer	$60,000
Annual Audit Committee Member Retainer	$10,000
Annual Compensation Committee Member retainer	$7,500
Annual Nominating/Governance Committee Member Retainer	$7,500
Annual Board Chair Additional retainer	$40,000
Annual Audit Chair Additional retainer	$20,000
Annual Compensation Chair Additional retainer	$15,000
Annual Nominating/Governance Chair Additional retainer	$15,000

The cash retainers will be paid monthly in arrears.

The annual equity award will be in the form of restricted stock units (“RSUs”). The number of RSUs to be granted shall be determined by dividing the dollar amounts stated above by the volume-weighted average price (“VWAP”) of the Company’s common stock over the forty-five (45) trading days immediately preceding (but not including) the Grant Date, rounded to the nearest whole RSU.

Subject to each grantee’s continued service with the Company through the applicable vesting date, the awards made hereunder shall vest as to one-fourth (1/4) of the RSUs subject to each award (rounded down to the nearest whole share) upon the first four (4) quarterly anniversaries dates.

Employment Agreements

CEO Agreements

On September 30, 2024, the grant date, the Company’s board of directors approved the issuance of the RSUs, pursuant to the CEO Agreement. The Company relied on guidance set by FASB Accounting Standards Update No. 2021-07 (issued and updated on October 2021) related to Compensation — Stock Compensation (“Topic 718”) to determine the impact on the Company. The grant date fair value for the 1,114,454 Time-based RSUs was estimated to be approximately $735,000 based on the Company’s closing price of $0.66 as of the grant date. The Company will recognize expense on a straight-line basis over the service period starting October 1, 2024. The remaining 557,228 Market-based RSUs were considered to have a market-based vesting as the milestones are based on the Company’s remediation of certain stock exchange listing qualifications, which are based on the market price and market capitalization of the Company’s common stock. As further required by Topic 718, a market-based award’s fair value is required to be expensed over the derived service period whether the milestone is met or not. The Company hired a third-party valuation firm to calculate the fair value of the Market-based Awards. The fair value of approximately $312,000 was determined by the use of a Monte-Carlo simulation model (i) over the period from September 30, 2024 through August 31, 2025 (the estimated date to achieve the remediation of the Nasdaq deficiencies over the period set forth in the CEO Agreement), (ii) a risk-free rate of 4.0%, (iii) volatility of 152.0%, (iv) a starting price of $0.68, (v) a price hurdle $1.00 and (vi) a time hurdle of 10 days, for a derived fair value of $0.56 per share and a derived service period of approximately 0.33 years.

The CEO Agreement also provides Mr. Gutterman with the opportunity to earn an incentive bonus (the “Incentive Bonus”), with will become payable, if ever, in tranches following the Company’s attainment of certain stock price and market capitalization goals. The specific goals are as follows:

	Company Stock Price Goal	Company Market Capitalization Goal	Amount of lncentive Bonus Payable for Achievement of Tranche Goals
Tranche 1	$2.50 based on 30-day VWAP	$150 Million	100% of Base Salary
Tranche 2	$2.50 based on 30-day VWAP	$250 Million	200% of Base Salary
Tranche 3	$5.00 based on 30-day VWAP	$500 Million	300% of Base Salary
Tranche 4	$10.00 based on 30-day VWAP	$1 Billion	500% of Base Salary

No Incentive Bonus tranche will become payable unless both the stock price goal and the market capitalization goal (“Goals’) for the applicable tranche are satisfied, and the market capitalization goal is attained simultaneously with the stock price goal. Additionally, the Incentive Bonus may be earned in a change in control if the consideration paid per share of Company common stock exceeds an Incentive Bonus tranche stock price goal and the total value received in the transaction exceeds an Incentive Bonus tranche market capitalization goal. Under no circumstances may the performance goals for an Incentive Bonus tranche be achieved more than one time. The Incentive Bonus, to the extent any tranche becomes payable, will be paid within thirty days of the attainment of the applicable goals, subject to Mr. Gutterman remaining in continuous employment with the Company through each payment date. The Company will continue to evaluate the probability of the CEO’s achievement of the Goals. As of Marh 31, 2025, the Company has not accrued for the Incentive Bonus.

All bonuses payable under the CEO Agreement, except the stock bonus, may be paid in cash, Bitcoin, Company equity, or a mix of any of the foregoing.

Under the CEO Agreement, Mr. Gutterman will be entitled to receive the following severance payments and benefits upon a termination of his employment by the Company without “cause”, by Mr. Gutterman for “good reason” (each, as defined in the CEO Agreement and collectively, a “Qualifying Termination”), that does not occur in connection with a change in control:

(1)    the Accrued Obligations (as defined in the CEO Agreement),

(2)    Mr. Gutterman’s annual base salary, and

(3)    the product of (x) 12 and (y) Mr. Gutterman’s monthly cost for health and welfare benefits pursuant to his elections under the Company’s health and welfare benefit plans, as in effect on the termination date (collectively, the “Non-CIC Severance”)

The Non-CIC Severance will be paid in a lump sum as soon as practicable following the effective date of a release but no later than 74 days following Mr. Gutterman’s termination. If Mr. Gutterman incurs a Qualifying Termination within thirty (30) days prior to or twelve (12) months following a change in control, then in addition to the Non-CIC Severance, Mr. Gutterman will be entitled to the following:

(4)    An amount equal to 0.5 times Mr. Gutterman’s target bonus and

(5)    acceleration and vesting on a prorated basis (performance goals will be assumed to have been achieved at target) of each outstanding equity award held by Mr. Gutterman as of the termination date (but excluding the Incentive Bonus) (collectively, the “CIC Severance”).

To the extent payable in cash, the CIC Severance will be paid in a lump sum as soon as practicable following the effective date of a release, but no later than 74 days after Mr. Gutterman’s termination date. The severance payments and benefits described above are subject to Mr. Gutterman’s execution and non-revocation of a general release of claims in favor of the Company and continued compliance with his restrictive covenant obligations.

The CEO Agreement includes certain restrictive covenants, which include non-solicitation and non-competition covenants during the term of the CEO Agreement and for the twelve (12) months following. Further, the CEO Agreement includes a “best pay” provision under Section 280G of the Internal Revenue Code, pursuant to which any “parachute payments” that become payable to Mr. Gutterman will either be paid in full or reduced so that such payments are not subject to the excise tax under Section 4999 of the Internal Revenue Code, whichever results in the better after-tax treatment to Mr. Gutterman.

Blockfusion Co-location Mining Services Agreement

On December 1, 2024, the Company entered into an agreement with Blockfusion USA, Inc. (“Blockfusion”) to provide hosting services for 3,780 of the Company’s bitcoin miners not to exceed 12MW of allocated power (“Blockfusion MSA”) for a period of twelve months (November 30, 2025), automatically renewing for one month extensions until terminated by either party, (“Term”). The Company is required to pay to Blockfusion a monthly facility fee of $13,000 per MW, for an aggregate of $156,000 (“Facility Fee”) for standard levels of maintenance of the Company’s Mining Equipment, including fault diagnosis and software upgrades, and racking and unracking of faulty machines. The Company’s monthly power usage will charge to the Company without a Blockfusion markup charge. At the signing of the Blockfusion MSA, the Company was required to pay (i) an initial monthly Facility Fee of $156,000 to be applied to the December 2024 Facility fee, (ii) a deposit in the aggregate of $600,000, as follows $200,000 on December 6, 2024, $200,000 on January 1, 2025 and $200,000 on February 1, 2025 (“Cash Deposit”) and (iii) the Company is required, prior to January 27. 2025, and thereafter at all times during the Term, maintain an irrevocable letter of credit, or prior to January 31, 2025 maintain a cash deposit and thereafter at all times during the Term, in the amount of $1,200,000 (“LOC Deposit”). As of the release date of these unaudited condensed consolidated Financial Statements, the Cash Deposit has been paid and is not outstanding while the LOC Deposit remains outstanding.

The Company determined that the agreement with Blockfusion does not meet the definition of a lease in accordance with ASC 842, Leases.

Mawson Agreement

On January 3, 2025, Gryphon entered into a Master Co-Location Agreement (the “Mawson Agreement”) with Mawson Hosting LLC (“Mawson”) with a right to host up to 5,880 miners in Mawson’s facility in Midland, Pennsylvania. Pursuant to the Mawson Agreement, the Company is entitled to 20 MW of power at a cost of approximately $23.50 per MW/hour paid monthly with a minimum fee of approximately $165,521 per month, as well as certain other fees set forth in the agreement. The Mawson Agreement has an initial term of one year and may be terminated on sixty days’ notice. As of March 31, 2025, the Company has delivered 6,719 bitcoin miners to Mawson.

The Company determined that the agreement with Mawson does not meet the definition of a lease in accordance with ASC 842, Leases.

Sphere 3D MSA

On August 19, 2021, Gryphon entered into a Master Services Agreement (the “Sphere MSA”) with Sphere 3D. The Sphere 3D MSA has a term of three years, beginning on August 19, 2021, and terminating on August 18, 2024, with one-year automatic renewal terms thereafter. Under the Sphere MSA, Gryphon is Sphere 3D’s exclusive provider of management services for all blockchain and cryptocurrency-related operations, including but not limited to services relating to all mining equipment owned, purchased, leased, operated, or otherwise controlled by Sphere 3D and/or its subsidiaries and/or its affiliates at any location, with Gryphon receiving a percentage of the net operating profit of all of Sphere 3D’s blockchain and cryptocurrency-related operations.

On December 29, 2021, the Company and Sphere 3D entered into Amendment No. 1 to the Sphere 3D MSA, to provide greater certainty as to the term of the Sphere 3D MSA. Sphere 3D and Gryphon agreed to extend the initial term of the Sphere 3D MSA from three to four years, or to five years in the event Sphere 3D does not receive delivery of a specified minimum number of Bitcoin mining machines during 2022.

On April 7, 2023, Sphere 3D filed a suit against Gryphon in the Southern District of New York. The lawsuit concerns the Sphere MSA between the parties where the Company agreed to act as Sphere 3D’s “exclusive provider of any and all management services for all blockchain and cryptocurrency-related operations.” Sphere 3D alleges that the Company has fallen short in its obligations under the Sphere MSA, and is suing for alleged breach of contract, breach of the implied covenant of good faith and fair dealing, and breach of fiduciary duty (such matter, the “Sphere 3D Litigation”).

On October 6, 2023, Sphere 3D delivered a termination notice to the Company with respect to the Sphere MSA, largely on the basis of the allegations made by Sphere 3D in the Sphere 3D Litigation (the “Sphere 3D MSA Termination”). On October 11, 2023, the Company filed an answer to Sphere 3D’s second amended complaint, in which, among other things, the Company alleged that Sphere 3D’s attempted termination of the Sphere MSA was wrongful and ineffective, because it violated the terms of the Sphere MSA, and thus that Sphere 3D continues to owe the Company all amounts to which it would otherwise be entitled under the Sphere MSA through that contract’s term ending in August 2026.

On March 7, 2025, The Company and Sphere 3D entered into a settlement and release agreement on mutually acceptable terms. The Settlement Agreement fully resolved all pending litigation between the Company and Sphere, and each party fully released the other party from any known or unknown and unsuspected claims. As of March 7, 2025, the Company had a liability of due to Sphere 3D of approximately $449,000, which was written off and recorded as a gain on settlement of accounts payable in the accompanying unaudited condensed consolidated statement of operations.

Contingencies

The Company is subject at times to various claims, lawsuits, and governmental proceedings relating to the Company’s business and transactions arising in the ordinary course of business. The Company cannot predict the final outcome of such proceedings. Where appropriate, the Company vigorously defends such claims, lawsuits, and proceedings. Some of these claims, lawsuits and proceedings seek damages, including, consequential, exemplary, or punitive damages, in amounts that could, if awarded, be significant. Certain of the claims, lawsuits, and proceedings arising in the ordinary course of business are covered by the Company’s insurance program. The Company maintains the property and various types of liability insurance in an effort to protect the Company from such claims. In terms of any matters where there is no insurance coverage available to the Company, or where coverage is available and the Company maintains a retention or deductible associated with such insurance, the Company may establish an accrual for such loss, retention, or deductible based on currently available information. In accordance with accounting guidance, if it is probable that an asset has been impaired or a liability has been incurred as of the date of the financial statements, and the amount of loss is reasonably estimable, then an accrual for the cost to resolve or settle these claims is recorded by the Company in the accompanying balance sheets. If it is reasonably possible that an asset may be impaired as of the date of the financial statement, then the Company discloses the range of possible loss. Expenses related to the defense of such claims are recorded by the Company as incurred and included in the accompanying statements of operations. Management, with the assistance of outside counsel, may, from time to time adjust such accruals according to new developments in the matter, court rulings, or changes in the strategy affecting the Company’s defense of such matters. On the basis of current information, the Company does not believe there is a reasonable possibility that other than with regard to the Class Action described below, any material loss, if any, will result from any claims, lawsuits, and proceedings to which the Company is subject to either individually, or in the aggregate.

On September 5, 2024 and September 13, 2024, the Company received deficiency notices from Nasdaq, who have certain stock exchange listing qualification requirements, such as the Company to maintain a stock price of at least $1.00 and maintain MVLS of at least $35,000,000 (the “Deficiencies”). The Company had a period of 180 calendar days, or until March 4, 2025 to regain compliance with the minimum bid price requirement. Also, the Company had a period of 180 calendar days, or until March 12, 2025, to regain compliance with the $35,000,000 MVLS Requirement. As of the issuance of these financial statements, the Company had not remedied the Deficiencies and received a delisting notice for each the two Deficiencies. As part of the Nasdaq’s delisting policy, the Company has the right to petition for a hearing with the Nasdaq’s board. The Company has submitted petitions for each of the Deficiencies and will present a compliance plan to a Nasdaq Hearing Panel on April 15, 2025. See Note 11 — Subsequent Events — Nasdaq Compliance.

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Commitments

Board Member Compensation

On October 31, 2024, the Company’s Board of Directors approved the director’s compensation program, as follows:

Element	Amount
Annual equity award	$160,000
Annual board cash retainer	$60,000
Annual Audit Committee Member Retainer	$10,000
Annual Compensation Committee Member retainer	$7,500
Annual Nominating/Governance Committee Member Retainer	$7,500
Annual Board Chair Additional retainer	$40,000
Annual Audit Chair Additional retainer	$20,000
Annual Compensation Chair Additional retainer	$15,000
Annual Nominating/Governance Chair Additional retainer	$15,000

The cash retainers will be paid monthly in arrears.

The annual equity award will be in the form of restricted stock units (“RSUs”). The number of RSUs to be granted shall be determined by dividing the dollar amounts stated above by the volume-weighted average price (“VWAP”) of the Company’s common stock over the forty-five (45) trading days immediately preceding (but not including) the Grant Date, rounded to the nearest whole RSU.

Subject to each grantee’s continued service with the Company through the applicable vesting date, the awards made hereunder shall vest as to one-fourth (1/4) of the RSUs subject to each award (rounded down to the nearest whole share) upon the first four (4) quarterly anniversaries dates.

As of the resolution date October 31, 2024, with an effective date of October 1, 2024, there were seven board members entitled to the annual equity award of $160,000 and one board member entitled to the committee chair retainer of $40,000. As of October 1, 2024, the grant date, a total of 1,914,580 shares of the Company’s common stock, based on a VWAP of $0.61 per share. The fair value of the shares as of the grant date was $1,200,000.

Employment Agreements

CEO Agreements

On January 14, 2021, the Company entered into a consulting agreement (“Consulting Agreement”) with Chang Advisory Inc. for Robby Chang (“Consultant”), to serve as the Company’s Chief Executive Officer and as a member of the Board of Directors. On September 17, 2024, the Consultant was terminated as Chief Executive Officer.

On September 17, 2024, the Company entered into an executive employment CEO Agreement with Steve Gutterman (the “CEO Agreement”), pursuant to which Mr. Gutterman will serve as the Company’s Chief Executive Officer, reporting to the Company’s Board. The CEO Agreement has a three-year term that may be renewed for successive one-year periods by written agreement.

The CEO Agreement provides for (A) a $450,000 annual base salary paid in accordance with our normal payroll practices and which may be increased by in the discretion of the Company’s board of directors (“Board”), but not reduced, (B) for 2024, a pro-rated bonus based on the Company’s and/or Mr. Gutterman’s achievement of performance goals, with the sum of the 2024 and 2025 bonuses being no less than 40% of Mr. Gutterman’s base salary, (C) a target annual bonus beginning in 2025 equal to 100% of base salary, with the actual amount of such bonus determined by the discretion of the Board, based on the achievement of individual and/or Company performance goals determined by our Board and payable on the date annual bonuses are paid to our other senior executives, but in no event later than March 15th and conditioned upon Mr. Gutterman’s continued employment through the payment date, (D) a target annual stock bonus beginning in 2025 equal to 100% of Mr. Gutterman’s base salary, which may be paid in the Company’s performance stock units or restricted stock units (“RSUs”) and which shall be subject to vesting conditions following the grant of such units, (E) a recommendation to the Board that the Board make a sign-on equity grant valued at $1,000,000 in the form RSUs calculated using a 30 day VWAP, which was $0.598, for a total of 1,671,681 shares. One-third of the RSUs vest on each of the first two anniversaries of the grant date for a total of 1,114,454 RSUs (“Time-based RSUs”) and the remaining one-third of 557,228 RSUs vest upon the Company’s remediation of certain stock exchange listing qualification failures that exist as of the effective date of the CEO Agreement (see below “Contingencies” for further explanation of the qualification failures) (“Market-based RSUs”), and (F) eligibility to participate in customary health, welfare, and fringe benefit plans we provide to our employees.

On September 30, 2024, the grant date, the Company’s board of directors approved the issuance of the RSUs, pursuant to the CEO Agreement. The Company relied on guidance set by FASB Accounting Standards Update No. 2021-07 (issued and updated on October 2021) related to Compensation — Stock Compensation (“Topic 718”) to determine the impact on the Company. The grant date fair value for the 1,114,454 Time-based RSUs was estimated to be approximately $735,000 based on the Company’s closing price of $0.66 as of the grant date. The Company will recognize expense on a straight-line basis over the service period starting October 1, 2024. The remaining 557,228 Market-based RSUs were considered to have a market-based vesting as the milestones are based on the Company’s remediation of certain stock exchange listing qualifications, which are based on the market price and market capitalization of the Company’s common stock. As further required by Topic 718, a market-based award’s fair value is required to be expensed over the derived service period whether the milestone is met or not. The Company hired a third-party valuation firm to calculate the fair value of the Market-based Awards. The fair value of approximately $312,000 was determined by the use of a Monte-Carlo simulation model (i) over the period from September 30, 2024 through August 31, 2025 (the estimated date to achieve the remediation of the Nasdaq deficiencies over the period set forth in the CEO Agreement), (ii) a risk-free rate of 4.0%, (iii) volatility of 152.0%, (iv) a starting price of $0.68, (v) a price hurdle $1.00 and (vi) a time hurdle of 10 days, for a derived fair value of $0.56 per share and a derived service period of approximately 0.33 years.

The CEO Agreement also provides Mr. Gutterman with the opportunity to earn an incentive bonus (the “Incentive Bonus”), with will become payable, if ever, in tranches following the Company’s attainment of certain stock price and market capitalization goals. The specific goals are as follows:

	Company Stock Price Goal	Company Market Capitalization Goal	Amount of Incentive Bonus Payable for Achievement of Tranche Goals
Tranche 1	$2.50 based on 30-day VWAP	$150 Million	100% of Base Salary
Tranche 2	$2.50 based on 30-day VWAP	$250 Million	200% of Base Salary
Tranche 3	$5.00 based on 30-day VWAP	$500 Million	300% of Base Salary
Tranche 4	$10.00 based on 30-day VWAP	$1 Billion	500% of Base Salary

No Incentive Bonus tranche will become payable unless both the stock price goal and the market capitalization goal (“Goals’) for the applicable tranche are satisfied, and the market capitalization goal is attained simultaneously with the stock price goal. Additionally, the Incentive Bonus may be earned in a change in control if the consideration paid per share of Company common stock exceeds an Incentive Bonus tranche stock price goal and the total value received in the transaction exceeds an Incentive Bonus tranche market capitalization goal. Under no circumstances may the performance goals for an Incentive Bonus tranche be achieved more than one time. The Incentive Bonus, to the extent any tranche becomes payable, will be paid within thirty days of the attainment of the applicable goals, subject to Mr. Gutterman remaining in continuous employment with the Company through each payment date. The Company will continue to evaluate the probability of the CEO’s achievement of the Goals. As of December 31, 2024, the Company has not accrued for the Incentive Bonus.

All bonuses payable under the CEO Agreement, except the stock bonus, may be paid in cash, Bitcoin, Company equity, or a mix of any of the foregoing.

Under the CEO Agreement, Mr. Gutterman will be entitled to receive the following severance payments and benefits upon a termination of his employment by the Company without “cause”, by Mr. Gutterman for “good reason” (each, as defined in the CEO Agreement and collectively, a “Qualifying Termination”), that does not occur in connection with a change in control:

(1)    the Accrued Obligations (as defined in the CEO Agreement),

(2)    Mr. Gutterman’s annual base salary, and

(3)    the product of (x) 12 and (y) Mr. Gutterman’s monthly cost for health and welfare benefits pursuant to his elections under the Company’s health and welfare benefit plans, as in effect on the termination date (collectively, the “Non-CIC Severance”)

The Non-CIC Severance will be paid in a lump sum as soon as practicable following the effective date of a release but no later than 74 days following Mr. Gutterman’s termination. If Mr. Gutterman incurs a Qualifying Termination within 30 days prior to or 12 months following a change in control, then in addition to the Non-CIC Severance, Mr. Gutterman will be entitled to the following:

(4)    An amount equal to 0.5 times Mr. Gutterman’s target bonus and

(5)    acceleration and vesting on a prorated basis (performance goals will be assumed to have been achieved at target) of each outstanding equity award held by Mr. Gutterman as of the termination date (but excluding the Incentive Bonus) (collectively, the “CIC Severance”).

To the extent payable in cash, the CIC Severance will be paid in a lump sum as soon as practicable following the effective date of a release, but no later than 74 days after Mr. Gutterman’s termination date. The severance payments and benefits described above are subject to Mr. Gutterman’s execution and non-revocation of a general release of claims in favor of the Company and continued compliance with his restrictive covenant obligations.

The CEO Agreement includes certain restrictive covenants, which include non-solicitation and non-competition covenants during the term of the CEO Agreement and for the 12 months following. Further, the CEO Agreement includes a “best pay” provision under Section 280G of the Internal Revenue Code, pursuant to which any “parachute payments” that become payable to Mr. Gutterman will either be paid in full or reduced so that such payments are not subject to the excise tax under Section 4999 of the Internal Revenue Code, whichever results in the better after-tax treatment to Mr. Gutterman.

Coinmint Co-location Mining Services Agreement

On July 1, 2021, the Company entered into an agreement with Coinmint, (as amended, the “Coinmint Agreement”), pursuant to which Coinmint agreed to provide up to approximately 22.0 MW of power and to perform all maintenance necessary to operate the Company’s miners at the Coinmint facility. On July 1, 2023, the Company entered into an amendment to the Coinmint Agreement, pursuant to which Coinmint agreed to provide up to approximately 27.5 MW of power and perform all maintenance necessary to operate the Company’s miners at the Coinmint facility. In exchange, Coinmint was reimbursed for direct production expenses and receives a performance fee based on the net cryptocurrencies generated by the Company’s miners deployed at the Coinmint facility. The initial term of the Coinmint Agreement was fifteen months with automatic renewals for subsequent three (3) month terms until and unless terminated as provided in the agreement.

The Company determined the agreement with Coinmint does not meet the definition of a lease in accordance with ASC 842, Leases.

On October 31, 2024, the Company notified Coinmint of its non-renewal of the Coinmint Agreement. The Coinmint Agreement expired on January 1, 2025.

Blockfusion Co-location Mining Services Agreement

On December 1, 2024, the Company entered into an agreement with Blockfusion USA, Inc. (“Blockfusion”) to provide hosting services for 3,780 of the Company’s bitcoin miners not to exceed 12MW of allocated power (“Blockfusion MSA”) for a period of twelve months (November 30, 2025), automatically renewing for one month extensions until terminated by either party, (“Term”). The Company is required to pay to Blockfusion a monthly facility fee of $13,000 per MW, for an aggregate of $156,000 (“Facility Fee”) for standard levels of maintenance of the Company’s Mining Equipment, including fault diagnosis and software upgrades, and racking and unracking of faulty machines. The Company’s monthly power usage will charge to the Company without a Blockfusion markup charge. At the signing of the Blockfusion MSA, the Company was required to pay (i) an initial monthly Facility Fee of $156,000 to be applied to the December 2024 Facility fee, (ii) a deposit in the aggregate of $600,000, as follows $200,000 on December 6, 2024, $200,000 on January 1, 2025 and $200,000 on February 1, 2025 (“Cash Deposit”) and (iii) the Company is required, prior to January 27. 2025, and thereafter at all times during the Term, maintain an irrevocable letter of credit, or prior to January 31, 2025 maintain a cash deposit and thereafter at all times during the Term, in the amount of $1,200,000 (“LOC Deposit”). As of the release date of these consolidated Financial Statements, the Cash Deposit has been paid and is not outstanding while the LOC Deposit remains outstanding.

The Company determined the agreement with Blockfusion does not meet the definition of a lease in accordance with ASC 842, Leases.

Mawson Agreement

On January 3, 2025, Gryphon entered into a Master Co-Location Agreement (the “Mawson Agreement”) with Mawson Hosting LLC (“Mawson”) with a right to host up to 5,880 miners in Mawson’s facility in Midland, Pennsylvania. Pursuant to the Mawson Agreement, the Company is entitled to 20 MW of power at a cost of approximately $23.50 per MW/hour paid monthly with a minimum fee of approximately $165,521 per month, as well as certain other fees set forth in the agreement. The Mawson Agreement has an initial term of one year and may be terminated on sixty days’ notice. Subsequent to December 31, 2024, the Company has delivered 6,719 bitcoin miners to Mawson.

The Company determined the agreement with Mawson does not meet the definition of a lease in accordance with ASC 842, Leases.

Sphere 3D MSA

On August 19, 2021, Gryphon entered into a Master Services Agreement (the “Sphere MSA”) with Sphere 3D. The Sphere 3D MSA has a term of three years, beginning on August 19, 2021, and terminating on August 18, 2024, with one-year automatic renewal terms thereafter. Under the Sphere MSA, Gryphon is Sphere 3D’s exclusive provider of management services for all blockchain and cryptocurrency-related operations, including but not limited to services relating to all mining equipment owned, purchased, leased, operated, or otherwise controlled by Sphere 3D and/or its subsidiaries and/or its affiliates at any location, with Gryphon receiving a percentage of the net operating profit of all of Sphere 3D’s blockchain and cryptocurrency-related operations.

On December 29, 2021, the Company and Sphere 3D entered into Amendment No. 1 to the Sphere 3D MSA, to provide greater certainty as to the term of the Sphere 3D MSA. Sphere 3D and Gryphon agreed to extend the initial term of the Sphere 3D MSA from three to four years, or to five years in the event Sphere 3D does not receive delivery of a specified minimum number of Bitcoin mining machines during 2022.

The cryptocurrency earned from the Sphere 3D’s mining operations is held in a wallet, in which the Company holds the cryptographic key information and maintains the internal recordkeeping of the cryptocurrency. The Company’s contractual arrangements state that Sphere 3D retains legal ownership of the cryptocurrency; has the right to sell, pledge, or transfer the cryptocurrency; and benefits from the rewards and bears the risks associated with the ownership, including as a result of any cryptocurrency price fluctuations. The Sphere also bears the risk of loss as a result of fraud or theft unless the loss was caused by the Company’s gross negligence or the Company’s willful misconduct. The Company does not use any of the cryptocurrency resulting from the Sphere 3D MSA as collateral for any of the Company’s loans or other financing arrangements, nor does it lend, or pledge cryptocurrency held for Sphere.

A threat actor representing to be the Sphere 3D CFO inserted themselves into an email exchange between the Sphere 3D CFO and the Company’s former CEO, which also included Sphere 3D’s CEO, regarding the transfer of Sphere 3D’s BTC from the Company’s wallet to Sphere 3D’s wallet. The threat actor requested that the BTC be transferred to an alternate wallet. As a result, 26 BTC, with a value of approximately $560,000 at the time, was transferred to a wallet controlled by the threat actor. Via counsel, Gryphon engaged with US Federal law enforcement to recover the BTC. Despite these attempts by law enforcement to recover the BTC, recovery was not possible. Gryphon subsequently wired the commensurate amount in USD to Sphere 3D to make them whole for the stolen BTC. Gryphon also engaged a nationally recognized third-party firm to perform a forensic analysis. The analysis revealed that the threat actor did not enter the email exchange via Gryphon’s IT systems. Sphere 3D made a claim with its insurance carrier. If Sphere 3D is reimbursed by its insurance carrier, the Company would request reimbursement from Sphere 3D. The Company has also subsequently modified its control systems to protect against any future attempted incursions. As of March 31, 2023, the Company made the payment to Sphere 3D for $560,000, which was classified as a general and administrative expense on the consolidated statement of operations.

On April 7, 2023, Sphere 3D filed suit against Gryphon in the Southern District of New York. The lawsuit concerns the Sphere MSA between the parties where the Company agreed to act as Sphere 3D’s “exclusive provider of any and all management services for all blockchain and cryptocurrency-related operations.” Sphere 3D alleges that the Company has fallen short in its obligations under the Sphere MSA, and is suing for alleged breach of contract, breach of the implied covenant of good faith and fair dealing, and breach of fiduciary duty (such matter, the “Sphere 3D Litigation”).

On June 15, 2023, Sphere 3D filed an amended complaint in connection with the Sphere 3D Litigation, which clarified certain of Sphere 3D’s prior allegations. On June 28, 2023, the Company requested leave to file a motion to dismiss Sphere 3D’s claims for breach of fiduciary duty and breach of the implied covenant of good faith and fair dealing, which the Court granted on August 11, 2023. On August 18, 2023, the Company filed: (i) its motion to dismiss Sphere 3D’s claims for breach of fiduciary duty and breach of the implied covenant of good faith and fair dealing; and (ii) its answer and counterclaims against Sphere 3D, asserting, among other things, that Sphere had breached the Sphere MSA, breached the implied covenant of good faith and fair dealing in connection with that contract, acted negligently in connection with a separate incident, and defamed the Company. The Company’s answer and counterclaims further asserted the defamation counterclaim against Sphere 3D’s Chief Executive Officer, Patricia Trompeter, personally.

On September 20, 2023, Sphere 3D filed a second amended complaint in connection with the Sphere 3D Litigation, which added a claim against the Company alleging that the Company’s counterclaim for defamation against Sphere 3D violated New York’s anti-SLAPP law.

On October 6, 2023, Sphere 3D delivered a termination notice to the Company with respect to the Sphere MSA, largely on the basis of the allegations made by Sphere 3D in the Sphere 3D Litigation (the “Sphere 3D MSA Termination”). On October 11, 2023, the Company filed an answer to Sphere 3D’s second amended complaint, in which, among other things, the Company alleged that Sphere 3D’s attempted termination of the Sphere MSA was wrongful and ineffective, because it violated the terms of the Sphere MSA, and thus that Sphere 3D continues to owe the Company all amounts to which it would otherwise be entitled under the Sphere MSA through that contract’s term ending in August 2026.

On March 15, 2024, the Company has collected all outstanding balances associated with the direct pass-through of costs as well as management revenues billed through October 6, 2023 associated with hosting Sphere 3D’s miners at the Coinmint and Core facility previously held as Accounts Receivable as of December 31, 2023.

During Q1 2024, the Company remitted all digital assets held for other parties and restricted cash to Sphere 3D. As of December 31, 2024 and 2023, the Company held approximately 0 and 21.47 bitcoin, respectively, with a value of approximately $0 and $908,000, respectively, classified as digital assets held for other parties on the balance sheet. Also, as of December 31, 2024 and 2023, the Company held approximately $0 and $8,000, respectively of cash generated from the sale of Sphere 3D BTC, to be used to make payments related to the Sphere MSA, classified as restricted cash on the balance sheet.

Subsequent to year end, on March 7, 2025, The Company and Sphere 3D entered into a settlement and release agreement on mutually acceptable terms. The Settlement Agreement fully resolved all pending litigation between the Company and Sphere, and each party fully released the other party from any known or unknown and unsuspected claims. The Settlement Agreement further provided that each party will bear its own costs in connection with the litigation. See Note 13 — Subsequent Events.

Contingencies

The Company is subject at times to various claims, lawsuits, and governmental proceedings relating to the Company’s business and transactions arising in the ordinary course of business. The Company cannot predict the final outcome of such proceedings. Where appropriate, the Company vigorously defends such claims, lawsuits, and proceedings. Some of these claims, lawsuits and proceedings seek damages, including, consequential, exemplary, or punitive damages, in amounts that could, if awarded, be significant. Certain of the claims, lawsuits, and proceedings arising in the ordinary course of business are covered by the Company’s insurance program. The Company maintains the property and various types of liability insurance in an effort to protect the Company from such claims. In terms of any matters where there is no insurance coverage available to the Company, or where coverage is available and the Company maintains a retention or deductible associated with such insurance, the Company may establish an accrual for such loss, retention, or deductible based on currently available information. In accordance with accounting guidance, if it is probable that an asset has been impaired or a liability has been incurred as of the date of the financial statements, and the amount of loss is reasonably estimable, then an accrual for the cost to resolve or settle these claims is recorded by the Company in the accompanying balance sheets. If it is reasonably possible that an asset may be impaired as of the date of the financial statement, then the Company discloses the range of possible loss. Expenses related to the defense of such claims are recorded by the Company as incurred and included in the accompanying statements of operations. Management, with the assistance of outside counsel, may, from time to time adjust such accruals according to new developments in the matter, court rulings, or changes in the strategy affecting the Company’s defense of such matters. On the basis of current information, the Company does not believe there is a reasonable possibility that other than with regard to the Class Action described below, any material loss, if any, will result from any claims, lawsuits, and proceedings to which the Company is subject to either individually, or in the aggregate.

On September 5, 2024 and September 13, 2024, the Company received deficiency notices from Nasdaq, who have certain stock exchange listing qualification requirements, such as the Company to maintain a stock price of at least $1.00 and maintain MVLS of at least $35,000,000 (the “Deficiencies”). The Company had a period of 180 calendar days, or until March 4, 2025 to regain compliance with the minimum bid price requirement. Also, the Company had a period of 180 calendar days, or until March 12, 2025, to regain compliance with the $35,000,000 MVLS Requirement. As of the issuance of these financial statements, the Company had not remedied the Deficiencies and received a delisting notice for each the two Deficiencies. As part of the Nasdaq’s delisting policy, the Company has the right to petition for a hearing with the Nasdaq’s board. The Company has submitted petitions for each of the Deficiencies and will present a compliance plan to a Nasdaq Hearing Panel on April 15, 2025.